Long-term bonds (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Disclosure of long-term bonds [line items]
Face value	¥ 10,000,000
Total actual proceeds received	¥ 13,999,807	¥ 7,800,000	[1]	¥ 4,200,000
Corporate bonds with maturity of 10 years issued in May 2008 [member]
Disclosure of long-term bonds [line items]
Maturity	10 years
Face value	¥ 4,000,000
Annual interest rate	5.20%
Total actual proceeds received	¥ 3,933,000
Annual effective interest rates	5.42%
Interest paid per annum	¥ 208,000
Interest payable	¥ 4,000,000
Medium-term notes with maturity of 5 years issued in July 2014 [member]
Disclosure of long-term bonds [line items]
Maturity	5 years
Face value	¥ 4,000,000
Annual interest rate	5.30%
Total actual proceeds received	¥ 3,988,000
Annual effective interest rates	5.37%
Interest paid per annum	¥ 212,000
Interest payable	99,320	99,320
Corporate bonds issued in June 2016 [member]
Disclosure of long-term bonds [line items]
Total actual proceeds received	¥ 4,200,000
Corporate bonds with maturity of 5 years issued in June 2016 [member]
Disclosure of long-term bonds [line items]
Maturity	5 years
Face value	¥ 3,000,000
Annual interest rate	3.48%
Annual effective interest rates	3.48%
Interest paid per annum	¥ 104,400
Interest payable	¥ 57,780	57,780
Corporate bonds with maturity of 10 years issued in June 2016 [member]
Disclosure of long-term bonds [line items]
Maturity	10 years
Face value	¥ 1,200,000
Annual interest rate	3.98%
Annual effective interest rates	3.98%
Interest paid per annum	¥ 47,760
Interest payable	¥ 26,430	26,430
Medium-term notes with maturity of 5 years issued in July 2017 [member]
Disclosure of long-term bonds [line items]
Maturity	5 years
Face value	¥ 5,000,000
Annual interest rate	4.69%
Total actual proceeds received	¥ 5,000,000
Annual effective interest rates	4.69%
Interest paid per annum	¥ 234,500
Interest payable	¥ 111,150	111,150
Debt financing instrument with maturity of 3 years issued in July 2017 [member]
Disclosure of long-term bonds [line items]
Maturity	3 years
Face value	¥ 500,000
Annual interest rate	4.75%
Total actual proceeds received	¥ 499,000
Annual effective interest rates	4.82%
Interest paid per annum	¥ 23,750
Interest payable	¥ 11,020	11,020
Corporate bonds with maturity of 3 years issued in November 2017 [member]
Disclosure of long-term bonds [line items]
Maturity	3 years
Face value	¥ 2,300,000
Annual interest rate	4.99%
Total actual proceeds received	¥ 2,299,000
Annual effective interest rates	4.99%
Interest paid per annum	¥ 114,770
Interest payable	¥ 17,610	¥ 17,610
Corporate bonds with maturity of 3 years issued in April 2018 [member]
Disclosure of long-term bonds [line items]
Maturity	3 years
Face value	¥ 1,500,000
Annual interest rate	4.90%
Total actual proceeds received	¥ 1,499,000
Annual effective interest rates	4.90%
Interest paid per annum	¥ 73,500
Interest payable	¥ 54,770
Corporate bonds with maturity of 10 years issued in September 2018 [member]
Disclosure of long-term bonds [line items]
Maturity	10 years
Face value	¥ 5,000,000
Annual interest rate	5.05%
Total actual proceeds received	¥ 4,999,000
Annual effective interest rates	5.05%
Interest paid per annum	¥ 252,500
Interest payable	¥ 78,170
Medium-term notes with maturity of 3 years issued in May 2018 [member]
Disclosure of long-term bonds [line items]
Maturity	3 years
Face value	¥ 3,000,000
Annual interest rate	4.80%
Total actual proceeds received	¥ 2,990,000
Annual effective interest rates	4.91%
Interest paid per annum	¥ 144,000
Interest payable	¥ 96,260
Medium-term notes with maturity of 3 years issued in July 2018 [member]
Disclosure of long-term bonds [line items]
Maturity	3 years
Face value	¥ 2,000,000
Annual interest rate	4.41%
Total actual proceeds received	¥ 1,990,000
Annual effective interest rates	4.97%
Interest paid per annum	¥ 88,200
Interest payable	¥ 42,050
Debt financing instrument with maturity of 3 years issued in July 2018 [member]
Disclosure of long-term bonds [line items]
Maturity	3 years
Face value	¥ 2,500,000
Annual interest rate	4.68%
Total actual proceeds received	¥ 2,490,000
Annual effective interest rates	4.81%
Interest paid per annum	¥ 117,000
Interest payable	¥ 55,780

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).